Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash		$ 230,563	$ 2,751,309
Investment in films-current		885,800	885,824
Advances to suppliers		12,697,192	8,864,972
Digital assets		140,586
Prepaid expenses and other current assets		2,025,820	95,992
TOTAL CURRENT ASSETS		40,932,053	32,253,714
Property and equipment, net		465,378	844,614
Intangible assets, net			119,519
Investment in films-non current		535,857
Operating right-of-use assets		35,273	84,892
Prepaid Taxes			621,990
Other non-current assets		266,196	5,120,599
TOTAL ASSETS		42,234,757	39,045,328
CURRENT LIABILITIES:
Short-term bank loans		4,251,982	3,971,702
Long-term bank loans -current portion		415,566	1,158,413
Accounts payable		11,807,997	2,697,089
Taxes payable		4,117,521	4,327,182
Operating lease liability - current		45,269	65,115
TOTAL CURRENT LIABILITIES		25,391,116	12,827,546
Long-term bank loans		1,518,467
Operating lease liability - non-current			39,634
TOTAL LIABILITIES		26,909,583	12,867,180
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 64,400,000 Class A ordinary shares authorized; 3,362,733 and 1,862,733 Class A ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively; 10,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2024 and 2023, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of June 30, 2024 and 2023)*	[1]	39,390	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		42,459,143	40,174,260
Statutory reserve		1,538,443	1,537,228
Accumulated deficit		(27,006,989)	(13,339,929)
Accumulated other comprehensive loss		(1,705,614)	(1,644,872)
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY		15,308,932	26,735,296
Non-controlling interests		16,242	(557,148)
TOTAL SHAREHOLDERS’ EQUITY		15,325,174	26,178,148
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		42,234,757	39,045,328
Third Parties
CURRENT ASSETS:
Accounts receivable		22,174,192	19,642,337
CURRENT LIABILITIES:
Contract liability		265,577	393,003
Accrued liabilities and other payables		190,480	215,042
Related Party
CURRENT ASSETS:
Accounts receivable		2,128,750
Due from related parties		649,150	13,280
CURRENT LIABILITIES:
Contract liability		2,906,209
Accrued liabilities and other payables		$ 1,390,515

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023